COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
Cost of sales by cost

	US Dollars
Figures in millions	2024	2023	2022
Operating costs (1)	2,665	2,680	2,568
Royalties	246	190	185
Total operating costs	2,911	2,870	2,753
Retrenchment costs	3	4	6
Rehabilitation and other non-cash costs	42	21	—
Amortisation of tangible assets	666	579	555
Amortisation of right of use assets	85	78	81
Amortisation of intangible assets (Note 16)	1	1	1
Inventory change	18	(12)	(30)
	3,726	3,541	3,366
(1)Operating costs include salaries and wages, stores and other consumables, fuel power and water, mining contractors (including variable lease payments), labour contractors (including variable lease payments) and consultants, and other expenses (credits).